Retirement Plans (Tables)	12 Months Ended
Sep. 28, 2024
Retirement Plans [Abstract]
Change in Projected Benefit Obligations and Fair Value of Plan Assets

The net amount of liability recognized is included in Employee Benefit Obligations on the Consolidated Balance Sheets. The Company uses fiscal year end as a measurement date for the retirement plans.

	2024				2023
Change in Projected	North		Mainland		North		Mainland
Benefit Obligations (PBO)	America	UK	Europe	Total	America	UK	Europe	Total
Beginning of period	$218	$505	$131	$854	$252	$480	$124	$856
Service cost	—	—	4	4	—	—	4	4
Interest cost	11	28	5	44	12	26	5	43
Currency	—	40	7	47	—	54	11	65
Actuarial loss (gain)	12	(1)	5	16	(10)	(26)	(5)	(41)
Benefit settlements	—	—	(3)	(3)	(20)	—	(1)	(21)
Benefits paid	(15)	(29)	(7)	(51)	(16)	(29)	(7)	(52)
End of period	$226	$543	$142	$911	$218	$505	$131	$854

	2024				2023
Change in Fair	North		Mainland		North		Mainland
Value of Plan Assets	America	UK	Europe	Total	America	UK	Europe	Total
Beginning of period	$221	$414	$43	$678	$228	$446	$40	$714
Currency	—	35	3	38	—	51	2	53
Return on assets	42	39	1	82	29	(73)	1	(43)
Contributions	—	26	9	35	—	19	8	27
Benefit settlements	—	—	(3)	(3)	(20)	—	(1)	(21)
Benefits paid	(15)	(29)	(7)	(51)	(16)	(29)	(7)	(52)
End of period	$248	$485	$46	$779	$221	$414	$43	$678

Underfunded status	$22	$(58)	$(96)	$(132)	$3	$(91)	$(88)	$(176)

Weighted-Average Assumptions Used to Determine Benefit Obligation and Benefit Cost

The following table presents key weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	2024
	North		Mainland
(Percentages)	America	UK	Europe
Weighted-average assumptions:
Discount rate for benefit obligation	4.7	5.0	3.3
Discount rate for net benefit cost	5.6	5.0	4.2
Expected return on plan assets for net benefit costs	6.1	6.8	2.7

	2023
	North		Mainland
(Percentages)	America	UK	Europe
Weighted-average assumptions:
Discount rate for benefit obligation	5.6	5.5	4.1
Discount rate for net benefit cost	5.1	5.2	3.7
Expected return on plan assets for net benefit costs	6.1	5.7	2.6

Fair Value of Plan Assets

In accordance with the guidance from the FASB for employers’ disclosure about postretirement benefit plan assets the table below discloses fair values of each pension plan asset category and level within the fair value hierarchy in which it falls. There were no material changes or transfers between level 3 assets and the other levels.

Fiscal 2024 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$23	$—	$—	$23
U.S. large cap comingled equity funds	72	—	—	72
U.S. mid cap equity mutual funds	15	—	—	15
U.S. small cap equity & Corporate bond mutual funds	5	—	—	5
International equity mutual funds	2	113	—	115
Real estate equity investment funds	—	—	72	72
Corporate bonds	7	149	82	238
International fixed income funds	—	193	—	193
International insurance policies	—	—	46	46
Total	$124	$455	$200	$779

Fiscal 2023 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$23	$—	$—	$23
U.S. large cap comingled equity funds	80	—	—	80
U.S. mid cap equity mutual funds	33	—	—	33
U.S. small cap equity & Corporate bond mutual funds	2	—	—	2
International equity mutual funds	6	33	—	39
Real estate equity investment funds	—	21	105	126
Corporate bonds	—	97	70	167
International fixed income funds	6	158	—	164
International insurance policies	—	—	44	44
Total	$150	$309	$219	$678

Expected Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal year end:

	North America	UK	Mainland Europe	Total
2025	$17	$31	$9	$57
2026	16	32	8	56
2027	16	33	6	55
2028	17	34	8	59
2029	17	34	11	62
2030-2034	78	184	50	312

Net Pension Expense

Net pension expense is recorded in Cost of goods sold and included the following components as of fiscal years ended:

	2024	2023
Service cost	$4	$4
Interest cost	44	43
Amortization of net actuarial loss	—	1
Expected return on plan assets	(42)	(46)
Net periodic benefit expense (income)	$6	$2

Plan Asset Allocations

Our defined benefit pension plan asset allocations as of fiscal years ended are as follows:

Asset Category	2024	2023
Equity securities and equity-like instruments	35%	41%
Debt securities and debt-like	56	49
International insurance policies	6	7
Other	3	3
Total	100%	100%